Net Income per Common Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Basic net income (loss) per share computation:
Net income (loss)	$ 248,165	$ (82,219)	$ 428,796	$ 95,496	$ 322,548	$ (1,235,170)
Weighted-average common shares outstanding	118,377,734	117,195,173	118,158,550	117,060,232	117,060,232	115,395,550
Basic net income (loss) per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Diluted net income (loss) per share:
Net income (loss)	$ 248,165	$ (82,219)	$ 428,796	$ 95,496	$ 322,548	$ (1,235,170)
Weighted-average common shares outstanding	118,421,282	117,195,173	118,189,265	117,060,232	117,060,232	115,395,550
Incremental shares attributable to the common stock equivalents	43,548		30,715
Total adjusted weighted-average shares	118,421,282	117,195,173	118,189,265	117,060,232	117,060,232	115,395,550
Diluted net income (loss) per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)